UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04765

BNY Mellon New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2020

FORM N-CSR

Item 1.           Reports to Stockholders.

BNY Mellon New York AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT May 31, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon New York AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon New York AMT-Free Municipal Bond Fund, covering the six-month period from December 1, 2019 through May 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last month of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Markets were further supported by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final month of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 roiled markets during the first several months of 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. Stocks posted historic losses in March 2020, but regained ground in April and May.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight-to-quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package. In April and May 2020, risk-asset prices recovered some of their prior losses, as investors turned their attention toward a possible economic recovery. Investment-grade bonds generally posted positive returns for the period.

We believe the near-term outlook for the U.S. will be challenging, as the country curbs the spread of COVID-19 and determines a path forward for recovery. However, we are confident that once the economic effects of the virus have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2019 through May 31, 2020, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended May 31, 2020, BNY Mellon New York AMT-Free Municipal Bond Fund’s Class A shares produced a total return of -0.61%, Class C shares returned -0.99%, Class I shares returned -0.43% and Class Y shares returned -0.48%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, provided a total return of 1.55% for the same period.2

Municipal bonds during the reporting period encountered bouts of volatility stemming from the COVID-19-related government shutdown and changing supply-and-demand dynamics. The fund underperformed the Index mainly due to unfavorable asset allocation and security selection.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York State and New York City income taxes to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York State and New York City income taxes and the federal alternative minimum tax. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high-yield” or “junk” bonds) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The dollar-weighted average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity. A bond’s maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund.

The portfolio managers focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the portfolio managers estimate and analyze the relative value of various sectors and securities and may actively trade among sectors and securities based on this analysis.

COVID-19 Concerns Drove Municipal Bonds

Initially in the reporting period, the municipal bond market benefited from strong demand resulting from concerns about domestic economic growth. Demand was also driven by investors in states with high income-tax rates, who were seeking a way to reduce their federal income tax liability, which rose when the cap on the federal deductibility of state and local taxes was implemented in the Tax Cuts and Jobs Act of 2017.

Prior to the reporting period, interest-rate reductions by the Federal Reserve (the “Fed”) in August, September and October 2019 also helped performance of the municipal bond

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

market. This contributed to a decline in yields across the municipal bond yield curve, though investors largely favored longer-term issues, causing the municipal bond yield curve to flatten.

Performance of the market was also assisted by a manageable supply of new bonds. Supply increased somewhat during the reporting period as low interest rates led issuers to seek to capture favorable financing.

Later in the reporting period, the emergence of the COVID-19 crisis resulted in turmoil, particularly in March 2020. Fears of widespread economic damage due to COVID-19 caused investors to shift out of the municipal bond market, resulting in large outflows from municipal bond mutual funds. In a normal market, broker-dealers would step in to buy municipal bonds. However, a decline in the municipal bond market, combined with a rally in the Treasury market, prevented the broker-dealers from hedging their municipal bond purchases by shorting Treasuries as they normally do.

In addition, the municipal bond market was hurt by the inability of large investors to capitalize on the volatility. As municipal bond prices fell, insurance companies and other large investors were expected to step in. Their purchases would normally have been financed by the selling some of their corporate bonds, but lack of liquidity in that market hindered their inability to act. As a result, the municipal market yield spreads rose significantly, weakening performance.

But actions by the Fed, including two emergency rate cuts in March 2020 and the implementation of the Municipal Liquidity Facility in April 2020, brought some calm to the market. The liquidity facility provides for the purchase of short-term municipal notes by the Fed, essentially providing a backstop for the market.

May 2020 saw a strong rebound in the municipal bond market, particularly among high-quality issues. The market experienced robust inflows from institutional and retail investors, reversing the pattern of the previous two months.

Fundamentals among municipal bond issuers generally were healthy prior to the pandemic. Steady but slower economic growth through most of the period had supported tax revenues, fiscal balances and “rainy day” funds. However, the economic slowdown due to the COVID-19-related shutdowns are likely to weaken the fiscal condition of many issuers.

New York State, and especially New York City, heavily dependent on the finance, insurance and real estate industries (and densely populated) has been effected to a greater hit than many other states and municipalities.

Asset Allocation and Security Selection Hindered Performance

The fund’s performance versus the Index was hindered by both asset allocation and security selections. The fund’s overweight of revenue bonds and underweight of general obligation bonds hurt fund returns, but this underperformance was also partly attributable to the outperformance of higher-quality bonds as lower- quality bonds, including A rated and BBB rated, underperformed. In addition, security selection, including positions in New York Metropolitan Transportation Authority bonds, Montefiore Medical Center bonds and Covanta Energy bonds, were detrimental. Holdings of New York City general obligation bonds also contributed negatively to performance.

On a more positive note, the fund’s longer duration versus the Index proved beneficial as interest rates declined. In addition, though the yield curve steepened, and yields declined most at the short end of the curve, the fund’s yield curve positioning proved beneficial as the intermediate portion of the curve also performed well. Certain security selections, including Suffolk County tobacco bonds, Museum of Natural History bonds and Yankee Stadium bonds, were also advantageous.

An Optimistic Investment Posture

We anticipate that steps taken by the Fed and the government, including The Coronavirus Aid, Relief, and Economic Security (CARES) Act, will benefit the economy and the municipal bond market. It is also possible that the federal government will implement an additional round of stimulus. In addition, inflation is likely to remain low, and we don not anticipate higher interest rates in the near future, so we expect to maintain the fund’s longer duration stance in an attempt to capture higher yields.

Demand for municipal bonds is likely to be buoyed by the cap on federal deductibility of state and local taxes. In the near term, seasonal reinvestment of interest and principal payments should also provide some support to the market.

We will continue to emphasize sectors that we already own, since we believe these credits are solid and issuers in these areas have adequate liquidity on their balance sheets. However, we will pay close attention to sectors that are likely to be adversely affected in the current environment.

June 15, 2020

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents. Income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 31, 2021, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, returns would have been lower.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon New York AMT-Free Municipal Bond Fund from December 1, 2019 to May 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2020

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$4.39	$8.16	$3.19	$3.04
Ending value (after expenses)	$993.90	$990.10	$995.70	$995.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2020

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$4.45	$8.27	$3.23	$3.08
Ending value (after expenses)	$1,020.60	$1,016.80	$1,021.80	$1,021.95

†Expenses are equal to the fund’s annualized expense ratio of .88% for Class A, 1.64% for Class C, .64% for Class I and .61% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4%
New York - 100.6%
Build New York City Resource Corp., Revenue Bonds, Refunding (New York Methodist Hospital Project)	5.00	7/1/2029	650,000		732,362
Build New York City Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2040	1,000,000		1,106,220
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems) Ser. B	4.00	7/1/2041	2,585,000		2,641,741
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems) Ser. B	5.00	7/1/2035	2,000,000		2,293,640
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems) Ser. B	5.00	7/1/2032	1,000,000		1,155,470
Glen Cove Local Economic Assistance Corp., Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	6,000,000	[a]	1,551,060
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000		892,109
Hudson Yards Infrastructure Corp., Revenue Bonds	5.75	2/15/2047	940,000		972,533
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	2,000,000		2,356,240
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	1,000,000		1,188,060
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	1,500,000		1,723,125
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	1,000,000		1,183,130
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2037	1,700,000		1,992,247
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2027	2,000,000		2,139,560
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	1,750,000		1,836,030
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2028	1,785,000		1,836,783

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 100.6% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2041	965,000	982,795
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2034	2,260,000	2,370,830
Metropolitan Transportation Authority, Revenue Bonds, Ser. C	5.00	11/15/2030	5,000,000	5,251,950
Metropolitan Transportation Authority, Revenue Bonds, Ser. D1	5.25	11/15/2044	2,000,000	2,095,380
Metropolitan Transportation Authority, Revenue Bonds, Ser. E	5.00	11/15/2043	6,210,000	6,382,017
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,221,400
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2035	1,150,000	1,327,675
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2034	1,100,000	1,274,394
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,202,950
New York City, GO, Refunding, Ser. C	5.00	8/1/2033	12,240,000	14,186,282
New York City, GO, Refunding, Ser. F	5.00	8/1/2029	3,500,000	3,727,290
New York City, GO, Refunding, Ser. J	5.00	8/1/2031	4,000,000	4,616,600
New York City, GO, Ser. A1	5.00	8/1/2037	3,500,000	4,168,080
New York City, GO, Ser. A-A1	4.00	8/1/2037	1,500,000	1,726,920
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2025	3,960,000	4,165,207
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2026	2,000,000	2,256,320
New York City Housing Development Corp., Revenue Bonds, Ser. C1A	4.00	11/1/2053	2,500,000	2,654,050
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	5,000,000	5,024,100

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 100.6% (continued)
New York City Transitional Finance Authority, Revenue Bonds (Insured; St Aid Withholding)	5.00	7/15/2040	3,000,000	3,490,200
New York City Transitional Finance Authority, Revenue Bonds (Insured; St Aid Withholding) Ser. S1	5.00	7/15/2043	5,000,000	5,723,700
New York City Transitional Finance Authority, Revenue Bonds (Insured; St Aid Withholding) Ser. S3	5.00	7/15/2043	2,000,000	2,427,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; St Aid Withholding) Ser. S2A	5.00	7/15/2034	4,000,000	4,990,040
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2036	2,000,000	2,270,540
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	11/1/2038	2,000,000	2,101,480
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2040	4,000,000	4,705,880
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (The American Museum of Natural History) Ser. A	5.00	7/1/2032	4,210,000	4,973,189
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	4.00	6/15/2041	2,000,000	2,356,480
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	5.00	6/15/2047	1,685,000	1,861,082
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	5.00	6/15/2045	2,895,000	3,068,903
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC1	5.00	6/15/2038	3,595,000	4,357,535
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	5.00	6/15/2034	2,000,000	2,230,500
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. GG	5.00	6/15/2031	3,000,000	3,586,800
New York City Water & Sewer System, Revenue Bonds, Ser. DD1	4.00	6/15/2050	2,500,000	2,918,950
New York Convention Center Development Corp., Revenue Bonds, Refunding	5.00	11/15/2040	1,250,000	1,342,363

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 100.6% (continued)
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2046	4,000,000	[a]	1,377,000
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.00	11/15/2044	3,000,000		3,123,150
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	9/15/2040	2,000,000		2,127,780
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	1,000,000		978,660
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center)	5.00	11/15/2044	5,000,000	[b]	4,958,050
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,000,000		2,628,980
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	1,000,000		1,068,320
New York State Dormitory Authority, Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	1,000,000		1,210,030
New York State Dormitory Authority, Revenue Bonds, Refunding	5.00	5/15/2030	2,000,000		2,151,440
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	1,000,000		1,092,910
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center)	5.00	7/1/2042	500,000		597,695
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		1,026,130
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000		3,160,332
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,010,000		1,144,855

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 100.6% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	3,540,000		4,217,981
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Langone Hospitals Obligated Group)	5.00	7/1/2034	2,500,000		2,734,075
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Langone Hospitals Obligation Group)	5.00	7/1/2032	500,000		570,710
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2036	3,400,000	[b]	3,844,652
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligation Group)	5.00	12/1/2045	1,400,000	[b]	1,494,654
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	1,000,000		1,139,310
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2043	1,300,000		1,436,929
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	5,000,000		5,714,550
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	1,500,000		1,744,155
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000		5,913,700
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	2/15/2034	3,700,000		4,467,750
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	3,000,000		3,376,410
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	2,000,000		2,312,280
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	1,000,000		1,062,730
New York State Mortgage Agency, Revenue Bonds, Ser. 39th	5.00	4/1/2028	25,000		25,523
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	1,000,000		1,135,890

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 100.6% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000		1,918,056
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. B	3.50	11/1/2024	3,250,000	[b]	3,211,942
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000		2,071,280
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000		1,802,115
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	1,000,000		1,089,240
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	2/1/2033	3,000,000		3,231,090
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	4/1/2036	4,000,000		4,593,200
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197th	5.00	11/15/2033	4,000,000		4,629,680
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2039	2,000,000		2,269,160
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2032	3,000,000		3,423,600
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2036	2,500,000		2,845,250
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 214th	5.00	9/1/2036	2,000,000		2,414,440
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218th	4.00	11/1/2047	1,000,000		1,082,070
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218th	4.00	11/1/2041	1,000,000		1,093,110
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	1,955,000		2,259,413
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	1,000,000		1,175,140
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Ser. B	6.00	6/1/2048	4,690,000		4,692,579

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 100.6% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0367), (New York State Dormitory Authority, Revenue Bonds (The Rockefeller University)) Non-recourse, Underlying Coupon Rate (%) 5.00	14.92	7/1/2041	4,000,000	[b,c,d]	4,015,230
Tender Option Bond Trust Receipts (Series 2016-XM0382), (New York City Transitional Finance Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	14.92	5/1/2042	10,000,000	[b,c,d]	10,998,275
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	2,000,000		2,385,400
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2038	1,000,000		1,091,290
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000		4,079,320
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	1,500,000		1,742,805
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	1,000,000		1,247,820
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000		3,542,190
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	2,500,000		2,664,000
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	1,220,000		1,149,972
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	8,000,000		9,671,040
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000		270,708
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000		294,751
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	1,500,000		1,566,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 100.6% (continued)
Western Nassau County Water Authority, Revenue Bonds, Ser. A	5.00	4/1/2040	1,000,000	1,139,150
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	421,848
				304,557,947
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	2,405,000	2,559,617
Total Investments (cost $294,756,672)			101.4%	307,117,564
Liabilities, Less Cash and Receivables			(1.4%)	(4,243,500)
Net Assets			100.0%	302,874,064

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $28,522,803 or 9.42% of net assets.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

Portfolio Summary (Unaudited) †	Value (%)
General	24.9
Transportation	23.3
General Obligation	10.4
Medical	8.8
Education	7.1
Water	7.1
Development	6.7
Tobacco Settlement	4.6
Power	3.2
Utilities	2.0
Multifamily Housing	1.6
Pollution	1.1
Single Family Housing	.4
Nursing Homes	.2
101.4

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EFFE	Effective Federal Funds Rate	EURIBOR	Euro Interbank Offered Rate
FCPR	Farm Credit Prime Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	OBFR	Overnight Bank Funding Rate
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	294,756,672	307,117,564
Cash		3,460,459
Interest receivable		3,584,007
Receivable for shares of Beneficial Interest subscribed		118,039
Prepaid expenses		37,941
		314,318,010
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		192,557
Payable for floating rate notes issued—Note 4		10,500,000
Payable for shares of Beneficial Interest redeemed		669,723
Interest and expense payable related to floating rate notes issued—Note 4		27,415
Trustees’ fees and expenses payable		4,500
Other accrued expenses		49,751
		11,443,946
Net Assets ($)		302,874,064
Composition of Net Assets ($):
Paid-in capital		289,428,634
Total distributable earnings (loss)		13,445,430
Net Assets ($)		302,874,064

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	228,913,428	13,705,691	59,945,867	309,078
Shares Outstanding	15,419,197	923,074	4,037,842	20,811
Net Asset Value Per Share ($)	14.85	14.85	14.85	14.85

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2020 (Unaudited)

Investment Income ($):
Interest Income	5,237,125
Expenses:
Management fee—Note 3(a)	851,163
Shareholder servicing costs—Note 3(c)	368,551
Interest and expense related to floating rate notes issued—Note 4	96,109
Distribution fees—Note 3(b)	56,783
Professional fees	44,399
Registration fees	29,412
Prospectus and shareholders’ reports	11,601
Trustees’ fees and expenses—Note 3(d)	10,365
Chief Compliance Officer fees—Note 3(c)	8,139
Loan commitment fees—Note 2	2,876
Custodian fees—Note 3(c)	2,781
Miscellaneous	15,683
Total Expenses	1,497,862
Less—reduction in expenses due to undertaking—Note 3(a)	(153,135)
Less—reduction in fees due to earnings credits—Note 3(c)	(2,781)
Net Expenses	1,341,946
Investment Income—Net	3,895,179
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,112,535
Net change in unrealized appreciation (depreciation) on investments	(7,102,121)
Net Realized and Unrealized Gain (Loss) on Investments	(5,989,586)
Net (Decrease) in Net Assets Resulting from Operations	(2,094,407)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations ($):
Investment income—net	3,895,179	8,100,936
Net realized gain (loss) on investments	1,112,535	856,824
Net change in unrealized appreciation (depreciation) on investments	(7,102,121)	16,424,508
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,094,407)	25,382,268
Distributions ($):
Distributions to shareholders:
Class A	(3,409,983)	(6,184,725)
Class C	(164,573)	(312,921)
Class I	(952,958)	(1,612,046)
Class Y	(4,969)	(2,604)
Total Distributions	(4,532,483)	(8,112,296)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	5,121,763	13,033,293
Class C	268,501	1,606,038
Class I	10,107,938	15,434,945
Class Y	-	317,845
Distributions reinvested:
Class A	2,796,476	5,010,736
Class C	138,409	264,427
Class I	941,685	1,594,027
Cost of shares redeemed:
Class A	(12,458,273)	(36,165,897)
Class C	(2,588,681)	(5,582,187)
Class I	(10,762,387)	(20,834,865)
Class Y	-	(278)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(6,434,569)	(25,321,916)
Total Increase (Decrease) in Net Assets	(13,061,459)	(8,051,944)
Net Assets ($):
Beginning of Period	315,935,523	323,987,467
End of Period	302,874,064	315,935,523

	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Capital Share Transactions (Shares):
Class Aa
Shares sold	339,777	883,653
Shares issued for distributions reinvested	185,800	335,432
Shares redeemed	(832,942)	(2,441,394)
Net Increase (Decrease) in Shares Outstanding	(307,365)	(1,222,309)
Class C
Shares sold	17,778	108,418
Shares issued for distributions reinvested	9,188	17,716
Shares redeemed	(173,696)	(377,075)
Net Increase (Decrease) in Shares Outstanding	(146,730)	(250,941)
Class Ia
Shares sold	675,207	1,041,366
Shares issued for distributions reinvested	62,554	106,642
Shares redeemed	(728,098)	(1,422,093)
Net Increase (Decrease) in Shares Outstanding	9,663	(274,085)
Class Ya
Shares sold	-	20,760
Shares redeemed	-	(18)
Net Increase (Decrease) in Shares Outstanding	-	20,742

[a]During the period ended November 30, 2019, 4,148 Class A shares representing $62,098 were exchanged for 4,148 Class I shares and 20,756 Class A shares representing $317,844 were exchanged for 20,761 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	May 31, 2020	Year Ended November 30,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	15.16	14.35	14.81	14.44	14.93	14.91
Investment Operations:
Investment income—net[a]	.19	.38	.39	.40	.42	.45
Net realized and unrealized gain (loss) on investments	(.28)	.81	(.46)	.37	(.49)	.03
Total from Investment Operations	(.09)	1.19	(.07)	.77	(.07)	.48
Distributions:
Dividends from investment income—net	(.19)	(.38)	(.39)	(.40)	(.42)	(.46)
Dividends from net realized gain on investments	(.03)	-	-	-	-	-
Total Distributions	(.22)	(.38)	(.39)	(.40)	(.42)	(.46)
Net asset value, end of period	14.85	15.16	14.35	14.81	14.44	14.93
Total Return (%)[b]	(.61)[c]	8.37	(.49)	5.33	(.58)	3.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[d]	.98	.98	.93	.92	.91
Ratio of net expenses to average net assets	.88[d]	.96	.98	.93	.92	.91
Ratio of interest and expense related to floating rate notes issued to average net assets	.06[d]	.07	.06	.03	.02	.01
Ratio of net investment income to average net assets	2.51[d]	2.56	2.67	2.68	2.76	3.05
Portfolio Turnover Rate	5.51[c]	9.24	15.32	9.08	12.48	24.62
Net Assets, end of period ($ x 1,000)	228,913	238,353	243,275	269,220	326,281	333,968

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
Class C Shares	May 31, 2020	Year Ended November 30,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	15.16	14.36	14.81	14.44	14.93	14.91
Investment Operations:
Investment income—net[a]	.13	.27	.28	.28	.30	.34
Net realized and unrealized gain (loss) on investments	(.28)	.80	(.45)	.37	(.49)	.02
Total from Investment Operations	(.15)	1.07	(.17)	.65	(.19)	.36
Distributions:
Dividends from investment income—net	(.13)	(.27)	(.28)	(.28)	(.30)	(.34)
Dividends from net realized gain on investments	(.03)	-	-	-	-	-
Total Distributions	(.16)	(.27)	(.28)	(.28)	(.30)	(.34)
Net asset value, end of period	14.85	15.16	14.36	14.81	14.44	14.93
Total Return (%)[b]	(.99)[c]	7.48	(1.17)	4.54	(1.33)	2.45
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.74[d]	1.75	1.73	1.69	1.68	1.67
Ratio of net expenses to average net assets	1.64[d]	1.72	1.73	1.69	1.68	1.67
Ratio of interest and expense related to floating rate notes issued to average net assets	.06[d]	.07	.06	.03	.02	.01
Ratio of net investment income to average net assets	1.74[d]	1.80	1.90	1.92	1.99	2.28
Portfolio Turnover Rate	5.51[c]	9.24	15.32	9.08	12.48	24.62
Net Assets, end of period ($ x 1,000)	13,706	16,217	18,960	26,001	30,526	28,734

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	May 31, 2020	Year Ended November 30,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	15.16	14.35	14.81	14.44	14.93	14.91
Investment Operations:
Investment income—net[a]	.21	.42	.43	.43	.45	.49
Net realized and unrealized gain (loss) on investments	(.28)	.81	(.47)	.37	(.48)	.02
Total from Investment Operations	(.07)	1.23	(.04)	.80	(.03)	.51
Distributions:
Dividends from investment income—net	(.21)	(.42)	(.42)	(.43)	(.46)	(.49)
Dividends from net realized gain on investments	(.03)	-	-	-	-	-
Total Distributions	(.24)	(.42)	(.42)	(.43)	(.46)	(.49)
Net asset value, end of period	14.85	15.16	14.35	14.81	14.44	14.93
Total Return (%)	(.43)[b]	8.56	(.25)	5.58	(.33)	3.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[c]	.75	.72	.69	.67	.66
Ratio of net expenses to average net assets	.64[c]	.72	.72	.69	.67	.66
Ratio of interest and expense related to floating rate notes issued to average net assets	.06[c]	.07	.06	.03	.02	.01
Ratio of net investment income to average net assets	2.74[c]	2.79	2.90	2.90	2.99	3.29
Portfolio Turnover Rate	5.51[b]	9.24	15.32	9.08	12.48	24.62
Net Assets, end of period ($ x 1,000)	59,946	61,051	61,751	89,520	54,714	42,766

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
Class Y Shares	May 31, 2020	Year Ended November 30,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	15.16	14.36	14.81	14.44	14.93	14.91
Investment Operations:
Investment income—net[a]	.21	.43	.43	.43	.46	.46
Net realized and unrealized gain (loss) on investments	(.28)	.78	(.46)	.37	(.49)	.04
Total from Investment Operations	(.07)	1.21	(.03)	.80	(.03)	.50
Distributions:
Dividends from investment income—net	(.21)	(.41)	(.42)	(.43)	(.46)	(.48)
Dividends from net realized gain on investments	(.03)	-	-	-	-	-
Total Distributions	(.24)	(.41)	(.42)	(.43)	(.46)	(.48)
Net asset value, end of period	14.85	15.16	14.36	14.81	14.44	14.93
Total Return (%)	(.48)[b]	8.48	(.17)	5.55	(.30)	3.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[c]	.76	.71	.65	.61	.64
Ratio of net expenses to average net assets	.61[c]	.68	.71	.65	.61	.64
Ratio of interest and expense related to floating rate notes issued to average net assets	.06[c]	.07	.06	.03	.02	.01
Ratio of net investment income to average net assets	2.77[c]	2.90	2.94	2.91	3.04	3.11
Portfolio Turnover Rate	5.51[b]	9.24	15.32	9.08	12.48	24.62
Net Assets, end of period ($ x 1,000)	309	316	1	1	1	1

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon New York AMT-Free Municipal Bond Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open–end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The fund’s Board of Trustees (the “Board”) approved, effective December 31, 2019 (the “Effective Date”), the termination of the fund’s authorized Class T shares. Prior to the Effective Date, the fund did not offer such Class T shares for purchase.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	–	307,117,564	–	307,117,564
Liabilities ($)
Floating Rate Notes††	–	(10,500,000)	–	(10,500,000)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2019 was as follows: tax-exempt income $8,112,296. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2019 through March 31, 2021, to waive receipt of a portion of its management fee, in the amount of .10% of the value of the fund’s average daily net assets. On or after March 31, 2021, the Adviser may terminate this waiver agreement at any time. In addition, the Adviser has contractually agreed, from April 1, 2020 through March 31, 2021, to assume the direct expenses of Class Y so that the direct expenses of Class Y do not exceed the direct expenses of Class I. On or after March 31, 2021, the Adviser may terminate this expense limitation agreement for Class Y at any time. The reduction in expenses, pursuant to the undertaking, amounted to $153,135 during the period ended May 31, 2020.

During the period ended May 31, 2020, the Distributor retained $795 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2020, Class C shares were charged $56,783 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2020, Class A and Class C shares were charged $291,932 and $18,928, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2020, the fund was charged $25,421 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2020, the fund was charged $2,781 pursuant to the custody agreement. These fees were offset by earnings credits of $2,781.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2020, the fund was charged $1,063 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2020, the fund was charged $8,139 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $138,692, Distribution Plan fees of $8,691, Shareholder Services Plan fees of $50,683, custodian fees of $2,474, Chief Compliance Officer fees of $3,130 and transfer agency fees of $12,422, which are offset against an expense reimbursement currently in effect in the amount of $23,535.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2020, amounted to $16,876,421 and $25,536,802, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2020 was approximately $10,500,000, with a related weighted average annualized interest rate of 1.83%.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2020, accumulated net unrealized appreciation on investments was $12,360,892, consisting of $13,948,414 gross unrealized appreciation and $1,587,522 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the fund’s board. Furthermore, the board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the fund board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited) (continued)

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

NOTES

NOTES

NOTES

For More Information

BNY Mellon New York AMT-Free Municipal Bond Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PSNYX Class C: PNYCX Class I: DNYIX Class Y: DNYYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0021SA0520

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon New York AMT-Free Municipal Bond Fund

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      July 27, 2020

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      July 24, 2020

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)